Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Schedule of Amounts of Provisions
The amounts of provisions in 2020 and 2019 are as follows:

	12/31/2020			12/31/2019
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	930	4,960	5,890	1,110	5,789	6,899
Termination plans	306	479	785	486	729	1,215
Post-employment defined benefit plans	8	484	492	11	565	576
Other benefits	616	3,997	4,613	613	4,495	5,108
Dismantling of assets	32	645	677	96	847	943
Other provisions	342	1,552	1,894	466	1,850	2,316
Total	1,304	7,157	8,461	1,672	8,486	10,158

Schedule of Distribution by Segment of Restructuring Costs	The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2020	2019
Telefónica Spain	(2)	1,733
Telefónica United Kingdom	—	31
Telefónica Germany	37	22
Telefónica Hispam	17	235
Other companies	19	149
Total	71	2,170

Schedule of Movement in Provisions for Post-Employment Plans
The movement in provisions for termination plans in 2020 and 2019 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/18	1,246
Additions	452
Retirements/amount applied	(496)
Translation differences, hyperinflation adjustments and accretion	11
Other	2
Provisions for termination plans at 12/31/19	1,215
Additions	73
Retirements/amount applied	(456)
Transfers	(14)
Translation differences, hyperinflation adjustments and accretion	(33)
Provisions for termination plans at 12/31/20	785

Schedule of Main Data of Defined Benefit Plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2020
Millions of euros	United Kingdom	Germany	Brazil	Hispam	Others	Total
Obligation	—	350	643	74	19	1,086
Assets	—	(95)	(693)	—	(13)	(801)
Net provision before asset ceiling	—	255	(50)	74	6	285
Asset ceiling	—	—	173	—	—	173
Total	—	255	123	74	6	458
Net provision	—	262	149	74	7	492
Net assets	—	7	26	—	1	34

12/31/2019
Millions of euros	United Kingdom	Germany	Brazil	Hispam	Others	Total
Obligation	1,858	304	982	78	17	3,239
Assets	(1,839)	(93)	(1,038)	—	(12)	(2,982)
Net provision before asset ceiling	19	211	(56)	78	5	257
Asset ceiling	—	—	262	—	—	262
Total	19	211	206	78	5	519
Net provision	19	218	255	78	6	576
Net assets	—	7	49	—	1	57
The following tables present the main data of this plan at December 31, 2020:

Millions of euros
Obligation	1,979
Assets	(2,019)
Total	(40)
Net provision	4
Net assets	44

Schedule of Movement in the Present Value of Obligations
The movement in the present value of obligations in 2020 and 2019 is as follows:

Millions of euros	United Kingdom	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2018	1,548	239	749	74	18	2,628
Translation differences	86	—	(21)	(1)	—	64
Current service cost	—	11	4	(2)	1	14
Interest cost	44	5	67	11	—	127
Actuarial losses and gains	226	53	233	4	(1)	515
Benefits paid	(46)	(4)	(50)	(4)	(1)	(105)
Plan curtailments	—	—	—	1	—	1
Other movements	—	—	—	(5)	—	(5)
Present value of obligation at 12/31/2019	1,858	304	982	78	17	3,239
Translation differences	(38)	—	(280)	(12)	(1)	(331)
Current service cost	—	10	5	4	1	20
Interest cost	—	3	55	4	—	62
Actuarial losses and gains	—	37	(81)	4	—	(40)
Benefits paid	—	(4)	(38)	(3)	(1)	(46)
Transfers	(1,820)	—	—	—	—	(1,820)
Other movements	—	—	—	(1)	3	2
Present value of obligation at 12/31/2020	—	350	643	74	19	1,086
The movement in the present value of obligations in 2020 is as follows:

Millions of euros
Present value of obligation at 12/31/2019	1,858
Translation differences	(101)
Interest cost	36
Actuarial losses and gains	234
Benefits paid	(48)
Present value of obligation at 12/31/2020	1,979

Schedule of Movement in the Fair Value of Plan Assets
Movements in the fair value of plan assets in 2020 and 2019 are as follows:

Millions of euros	United Kingdom	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2018	1,570	90	848	12	2,520
Translation differences	86	—	(22)	—	64
Interest income	46	2	76	—	124
Actuarial losses and gains	157	2	181	—	340
Company contributions	27	—	—	—	27
Participants contributions	—	3	—	—	3
Benefits paid	(46)	(2)	(44)	—	(92)
Other movements	(1)	(2)	(1)	—	(4)
Fair value of plan assets at 12/31/2019	1,839	93	1,038	12	2,982
Translation differences	(36)	—	(297)	(1)	(334)
Interest income	—	1	57	—	58
Actuarial losses and gains	—	1	(57)	—	(56)
Company contributions	—	2	—	—	2
Benefits paid	—	(2)	(36)	—	(38)
Transfers	(1,803)	—	—	2	(1,801)
Other movements	—	—	(12)	—	(12)
Fair value of plan assets at 12/31/2020	—	95	693	13	801
Movements in the fair value of plan assets in 2020 are as follows:

Millions of euros
Fair value of plan assets at 12/31/2019	1,839
Translation differences	(99)
Interest income	36
Company contributions	90
Benefits paid	(48)
Actuarial losses and gains	203
Other movements	(2)
Fair value of plan assets at 12/31/2020	2,019
Fair value of Plan assets is as follows:

Millions of euros	12/31/2020	12/31/2019
Credit instruments	1,876	1,710
Cash equivalents	143	129
Total	2,019	1,839

Schedule of Main Actuarial Assumptions Used in Valuing Plans
The main actuarial assumptions used in valuing the plan are as follows:

	12/31/2020	12/31/2019
Nominal rate of pension payment increase	2.75%	2.90%
Discount rate	1.35%	2.05%
Expected inflation	2.80%	2.95%
Mortality tables	95% S2NMA/S2NFA	95% S2NA,
	CMI 2019 1% 7 and a initial addition of 0.25%	CMI 2018 1% 7 and a initial addition of 0.25%
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2020	12/31/2019
Discount rate	6.37% - 7.88%	6.65% - 7.54%
Nominal rate of salary increase	4.58% - 6.35%	5.47%
Long-term inflation rate	3.50%	3.80%
Growth rate for medical costs	6.61%	6.91%
Mortality tables	AT 2000 M/F	AT 2000 M/F

Schedule of Sensitivity to Changes in Actuarial Assumptions
So long as other assumptions remained constant, at December 31, 2020, reasonably possible changes to one of the following actuarial assumptions would have affected the defined benefit obligation by the amounts shown below:

Millions of euros	Increase in defined benefit obligation
Discount rate (0.25% decrease)	116
Expected inflation (0.25% increase)	111
Life expectancy (1 year longer)	71
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	351	338	366
Health plans	292	271	316
Total obligation	643	609	682

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	351	351	351
Health plans	292	341	253
Total obligation	643	692	604
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plan of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(205)	(205)	191	191

Schedule of Movement in Other Provisions
The movement of provision for dismantling of assets in 2020 and 2019 is as follows:

Millions of euros
Dismantling of assets at December 31, 2018	909
Additions and accretion	178
Retirements/amount applied	(97)
Translation differences and other	(47)
Dismantling of assets at December 31, 2019	943
Additions and accretion	213
Retirements/amount applied	(116)
Transfers	(296)
Translation differences and other	(67)
Dismantling of assets at December 31, 2020	677
Transfers of 2020 includes the reclassification of provisions for dismantling of assets of Telefónica United Kingdom, amounting to 89 million euros, and the telecommunications towers division of Telxius, amounting to 212 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statements of financial position (see Note 30).
The detail by segments of provision for dismantling of assets in 2020 and 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Telefónica Spain	6	6
Telefónica Germany	503	421
Telefónica Brazil	64	141
Telefónica United Kingdom	—	89
Telefónica Hispam	99	120
Telxius Group	—	164
Other companies	5	2
Total	677	943
The movement in “Other provisions” in 2020 and 2019 is as follows:

Millions of euros
Other provisions at December 31, 2018	3,138
Reclassification entry into force IFRIC 23	(856)
Additions and accretion	946
Retirements/amount applied	(841)
Transfers	19
Translation differences and other	(90)
Other provisions at December 31, 2019	2,316
Additions and accretion	568
Retirements/amount applied	(500)
Transfers	(62)
Translation differences and other	(428)
Other provisions at December 31, 2020	1,894

Disclosure of Provisions for Tax Proceedings
The balance of these provisions at December 31, 2020 and December 31, 2019 is shown in the following table:

Millions of euros	12/31/2020	12/31/2019
Tax proceedings	282	348
Regulatory proceedings	189	253
Labor claims	78	121
Civil proceedings	137	176
Total	686	898
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2020	12/31/2019
Federal taxes	98	127
State taxes	98	103
Municipal taxes	6	8
FUST	80	110
Total	282	348
The breakdown of changes in provisions for tax proceedings in 2020 and 2019 is as follows:

Millions of euros
Balance at 12/31/2018	440
Reclassification entry into force IFRIC 23	(16)
Movements with a counterparty in the income statement	7
Write-offs due to payment	(83)
Monetary updating	6
Translation differences	(6)
Balance at 12/31/2019	348
Movements with a counterparty in the income statement	21
Write-offs due to payment	(4)
Monetary updating	22
Translation differences	(105)
Balance at 12/31/2020	282

Disclosure of Provisions for Judicial Deposits
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2020 and December 31, 2019 are as follows:

Millions of euros	12/31/2020	12/31/2019
Tax proceedings	228	443
Labor claims	38	70
Civil proceedings	149	232
Regulatory proceedings	42	58
Garnishments	5	8
Total	462	811
Current (see Note 15)	28	61
Non-current (see Note 12)	434	750